Impacts of Correcting Financial Statements on Consolidated Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by operating activities	$ (33)	$ 18	$ 177	$ 171	$ 51
Net cash provided by investing activities	(27)	(28)	(138)	33	(105)
Cash and cash equivalents (unrestricted) at beginning of period	401	416	416	160	115
Cash and cash equivalents (unrestricted) at end of period	397	387	401	416	160
As Previously Reported
Net cash provided by operating activities		16		151	45
Net cash provided by investing activities				45	(99)
Cash and cash equivalents (unrestricted) at beginning of period		428	428	180	135
Cash and cash equivalents (unrestricted) at end of period		397		428	180
Adjustments
Net cash provided by operating activities		2		20	6
Net cash provided by investing activities				(12)	(6)
Cash and cash equivalents (unrestricted) at beginning of period		(12)	(12)	(20)	(20)
Cash and cash equivalents (unrestricted) at end of period		$ (10)		$ (12)	$ (20)